UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd. (a)	8,363,964	$794,221
Belgium — 0.8%
Anheuser-Busch InBev NV	75,259	8,004,254
British Virgin Islands — 1.3%
Nomad Foods Ltd. (a)	813,129	12,806,782
Canada — 1.2%
Element Financial Corp. (a)	284,500	3,884,294
Royal Bank Of Canada (b)	145,900	8,067,412

		11,951,706
China — 1.5%
Alibaba Group Holding Ltd. — ADR (a)(b)	147,280	8,685,102
CRRC Corp. Ltd., Class H (a)	4,254,000	5,424,948

		14,110,050
France — 3.9%
AXA SA	259,890	6,309,894
Schneider Electric SE	87,639	4,907,728
Societe Generale SA	145,231	6,490,552
Unibail-Rodamco SE — REIT	40,890	10,598,087
Vivendi SA	398,750	9,447,119

		37,753,380
Germany — 2.2%
Daimler AG	92,770	6,753,978
Infineon Technologies AG	608,824	6,840,439
Telefonica Deutschland Holding AG	1,294,010	7,912,877

		21,507,294
Hong Kong — 2.0%
AIA Group Ltd.	1,826,700	9,500,211
Industrial & Commercial Bank of China Ltd., Class H	16,810,000	9,711,205

		19,211,416
India — 1.6%
Bharti Infratel Ltd.	1,044,044	5,649,671
HDFC Bank Ltd.	495,982	9,739,142

		15,388,813
Indonesia — 0.7%
Global Mediacom Tbk PT	25,414,600	1,635,343
Matahari Department Store Tbk PT	4,427,923	4,890,692

		6,526,035
Ireland — 1.4%
Green REIT PLC	4,746,557	7,891,575
Shire PLC — ADR (b)	25,860	5,307,248

		13,198,823
Italy — 0.7%
Eni SpA	440,300	6,926,107
Japan — 4.9%
FANUC Corp.	36,200	5,568,961

Common Stocks	Shares	Value
Japan (continued)
Mitsui Fudosan Co. Ltd.	316,000	$8,661,997
Nintendo Co. Ltd.	47,100	7,938,788
Panasonic Corp.	462,300	4,678,534
SMC Corp.	19,700	4,313,482
SoftBank Group Corp.	164,800	7,620,321
Sumitomo Mitsui Financial Group, Inc.	223,200	8,463,814

		47,245,897
Netherlands — 0.7%
Koninklijke Philips NV	307,740	7,240,192
New Zealand — 0.4%
Xero Ltd. (a)	350,000	3,382,918
Norway — 0.7%
Statoil ASA	443,960	6,472,533
Peru — 0.5%
Credicorp Ltd. (b)	45,579	4,847,782
Portugal — 0.5%
Galp Energia SGPS SA	466,700	4,588,619
South Africa — 0.9%
Naspers Ltd., N Shares	66,850	8,378,123
Spain — 2.5%
Cellnex Telecom SAU (a)	1,015,578	17,303,091
NH Hotel Group SA (a)	1,297,039	6,968,092

		24,271,183
Sweden — 0.6%
Nordea Bank AB	537,058	5,991,697
Switzerland — 4.2%
Adecco SA	91,600	6,708,380
Nestle SA	132,000	9,927,151
Novartis AG	96,320	8,852,953
Roche Holding AG	30,620	8,128,739
UBS Group AG	397,089	7,337,957

		40,955,180
Taiwan — 0.8%
Hermes Microvision, Inc.	72,042	2,746,170
Largan Precision Co. Ltd.	65,000	5,053,527

		7,799,697
United Kingdom — 10.2%
AstraZeneca PLC	183,200	11,618,247
BAE Systems PLC	697,070	4,725,141
Crest Nicholson Holdings PLC	924,002	7,998,088
Delphi Automotive PLC (b)	125,810	9,566,592
Diageo PLC	373,700	10,040,134
Lloyds Banking Group PLC	9,484,940	10,798,196
Metro Bank PLC (Acquired 1/15/14, Cost $5,768,771) (a)(c)	271,008	5,796,919
Prudential PLC	331,360	6,990,523

Portfolio Abbreviations

ADR	American Depositary Receipt	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD	U.S. Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	REIT	Real Estate Investment Trust
GBP	British Pound	SEK	Swedish Krona

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Common Stocks	Shares	Value
United Kingdom (continued)
SABMiller PLC	150,700	$8,533,786
Sophos Group PLC (a)	956,900	3,380,019
Unilever PLC	246,500	10,039,863
Vodafone Group PLC — ADR (b)	290,010	9,204,917

		98,692,425
United States — 50.9%
Abbott Laboratories (b)	246,050	9,896,131
AbbVie, Inc. (b)	81,610	4,440,400
Adobe Systems, Inc. (a)(b)	92,820	7,631,660
Altria Group, Inc. (b)	180,910	9,841,504
Amazon.com, Inc. (a)(b)	11,160	5,712,692
American Airlines Group, Inc. (b)	186,130	7,227,428
Aramark	288,020	8,536,913
Assured Guaranty Ltd. (b)	269,800	6,745,000
Autodesk, Inc. (a)(b)	133,910	5,910,788
BankUnited, Inc.	290,963	10,401,927
Becton Dickinson and Co. (b)	42,950	5,697,747
Best Buy Co., Inc. (b)	173,710	6,448,115
Boston Scientific Corp. (a)(b)	703,337	11,541,760
Bristol-Myers Squibb Co. (b)	162,410	9,614,672
Carnival Corp.	68,000	3,379,600
Celgene Corp. (a)(b)	52,200	5,646,474
Charles River Laboratories International, Inc. (a)	131,860	8,375,747
Citigroup, Inc. (b)(d)	423,310	21,000,409
Comcast Corp., Class A (b)(d)	178,100	10,130,328
Concho Resources, Inc. (a)(b)	78,130	7,680,179
Crown Holdings, Inc. (a)(b)	176,270	8,064,354
Discover Financial Services (b)	113,700	5,911,263
Eastman Chemical Co. (b)	98,090	6,348,385
Eli Lilly & Co. (b)	89,210	7,465,985
EOG Resources, Inc. (b)	71,370	5,195,736
Facebook, Inc., Class A (a)(b)	131,240	11,798,476
FirstEnergy Corp.	296,100	9,270,891
Google, Inc., Class A (a)(b)(d)	13,714	8,754,606
Google, Inc., Class C (a)(b)(d)	23,652	14,390,350
Hain Celestial Group, Inc. (a)	178,062	9,187,999
Hartford Financial Services Group, Inc. (b)	259,030	11,858,394
Hortonworks, Inc. (a)(b)(d)	499,347	10,930,706
Kennedy-Wilson Holdings, Inc.	388,848	8,620,760
Kinder Morgan, Inc. (b)	169,300	4,686,224
Las Vegas Sands Corp. (b)	72,710	2,760,799
LendingClub Corp. (a)(b)	453,416	5,998,694
Lowe’s Cos., Inc. (b)	137,030	9,444,108
Lumentum Holdings, Inc. (a)(b)	76,462	1,296,031
Macquarie Infrastructure Corp.	79,940	5,968,320
MasterCard, Inc., Class A (b)(d)	138,960	12,523,075
McDonald’s Corp. (b)(d)	133,200	13,124,196
Medtronic PLC (b)	145,683	9,752,020
Merck & Co., Inc. (b)	111,010	5,482,784
Micron Technology, Inc. (a)(b)	325,100	4,869,998
Mobileye NV (a)(b)	63,400	2,883,432
Mondelez International, Inc., Class A (b)	235,930	9,878,389
New Relic, Inc. (a)	295,452	11,259,676
Pioneer Natural Resources Co. (b)	43,400	5,279,176
Platform Specialty Products Corp. (a)	489,873	6,196,893
PPL Corp.	271,600	8,932,924
Public Service Enterprise Group, Inc. (b)	194,330	8,192,953
Roper Industries, Inc. (b)	58,500	9,166,950
Samsonite International SA	1,650,500	5,393,632
Sensata Technologies Holding NV (a)	168,498	7,471,201
St. Jude Medical, Inc. (b)	164,091	10,352,501

Common Stocks	Shares	Value
United States (continued)
Strategic Growth Bancorp. (Acquired 3/10/14, Cost $5,461,692) (a)(c)	438,690	$4,176,329
TransUnion (a)	225,200	5,657,024
Union Pacific Corp. (b)	78,274	6,920,204
United Rentals, Inc. (a)(b)	42,409	2,546,660
UnitedHealth Group, Inc. (b)	46,987	5,450,962
Valeant Pharmaceuticals International, Inc. (a)(b)	29,860	5,326,427
Vipshop Holdings Ltd. — ADR (a)(b)	246,400	4,139,520
Walt Disney Co. (b)	77,300	7,900,060
WisdomTree Investments, Inc. (b)	290,140	4,679,958

		491,368,499
Total Common Stocks — 95.2%		919,413,626

Investment Companies
United Kingdom — 0.6%
Kennedy Wilson Europe Real Estate PLC	302,475	5,207,118

Preferred Stocks
India — 0.7%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, Cost $1,888,464), 0.00% (a)(c)	2,660	4,909,868
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, Cost $741,913), 0.00% (a)(c)	880	1,624,317

		6,534,185
United States — 1.5%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, Cost $3,118,944), 0.00% (a)(c)	508,800	5,444,160
Uber Technologies, Inc., Series D (Acquired 6/6/14, Cost $3,845,800), 0.00% (a)(c)	247,908	9,427,173

		14,871,333
Total Preferred Stocks — 2.2%		21,405,518
Total Long Term Investments (Cost — $892,561,252) — 98.0%		946,026,262

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	25,328,135	25,328,135
Total Short-Term Securities (Cost — $25,328,135) — 2.6%		25,328,135
Total Investments Before Options Written (Cost — $917,889,387*) — 100.6%		971,354,397

Options Written
(Premiums Received — $11,996,776) — (0.9)%		(8,506,755)
Total Investments Net of Options Written — 99.7%		962,847,642
Other Assets Less Liabilities — 0.3%		3,203,402

Net Assets — 100.0%		$966,051,044

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$925,601,661

Gross unrealized appreciation	$99,034,243
Gross unrealized depreciation	(53,281,507)

Net unrealized appreciation	$45,752,736

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $31,378,766 and an original cost of $20,825,583 which was 3.3% of its net assets.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Represents the current yield as of report date.

(f)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,932,752	19,395,383	25,328,135	$13,284
BlackRock Liquidity Series, LLC Money Market Series	$1,401,820	$(1,401,820)	—	15,679	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	USD	73.00	10/02/15	129	$(645)
Altria Group, Inc.	Call	USD	56.00	10/02/15	333	(2,165)
Amazon.com, Inc.	Call	USD	535.00	10/02/15	8	(296)
Citigroup, Inc.	Call	USD	57.50	10/02/15	340	(2,380)
Discover Financial Services	Call	USD	53.00	10/02/15	324	(3,240)
Eli Lilly & Co.	Call	USD	86.50	10/02/15	164	(4,100)
EOG Resources, Inc.	Call	USD	81.00	10/02/15	150	(7,500)
Facebook, Inc., Class A	Call	USD	94.50	10/02/15	53	(106)
Google, Inc., Class A	Call	USD	680.00	10/02/15	18	(90)
Google, Inc., Class C	Call	USD	665.00	10/02/15	39	(585)
Hartford Financial Services Group, Inc.	Call	USD	45.50	10/02/15	161	(9,821)
Hartford Financial Services Group, Inc.	Call	USD	46.50	10/02/15	159	(2,544)
Kinder Morgan, Inc.	Call	USD	32.00	10/02/15	300	(1,200)
Las Vegas Sands Corp.	Call	USD	55.00	10/02/15	70	(700)
MasterCard, Inc., Class A	Call	USD	95.00	10/02/15	174	(2,610)
McDonald’s Corp.	Call	USD	98.50	10/02/15	325	(20,150)
Medtronic PLC	Call	USD	77.50	10/02/15	72	(288)
Merck & Co., Inc.	Call	USD	55.00	10/02/15	63	(94)
Mobileye NV	Call	USD	62.00	10/02/15	159	(2,385)
Union Pacific Corp.	Call	USD	88.00	10/02/15	176	(17,424)
United Rentals, Inc.	Call	USD	70.00	10/02/15	125	(625)
Vipshop Holdings Ltd. — ADR	Call	USD	21.50	10/02/15	147	(735)
Vodafone Group PLC — ADR	Call	USD	35.00	10/02/15	375	(9,375)
Alibaba Group Holding Ltd. — ADR	Call	USD	73.50	10/09/15	129	(774)
Altria Group, Inc.	Call	USD	55.50	10/09/15	197	(6,304)
Bristol-Myers Squibb Co.	Call	USD	60.00	10/09/15	360	(43,920)
Citigroup, Inc.	Call	USD	55.00	10/09/15	343	(1,372)
Comcast Corp., Class A	Call	USD	58.50	10/09/15	332	(9,296)
Discover Financial Services	Call	USD	56.00	10/09/15	325	(8,125)
Eli Lilly & Co.	Call	USD	82.50	10/09/15	50	(12,575)
Facebook, Inc., Class A	Call	USD	92.00	10/09/15	284	(27,548)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Google, Inc., Class A	Call	USD	665.00	10/09/15	13	$(2,112)
Google, Inc., Class A	Call	USD	675.00	10/09/15	13	(812)
Google, Inc., Class C	Call	USD	622.50	10/09/15	27	(10,530)
Hartford Financial Services Group, Inc.	Call	USD	47.00	10/09/15	448	(15,904)
Kinder Morgan, Inc.	Call	USD	33.00	10/09/15	200	(1,800)
Las Vegas Sands Corp.	Call	USD	47.50	10/09/15	140	(700)
McDonald’s Corp.	Call	USD	99.00	10/09/15	107	(9,951)
Medtronic PLC	Call	USD	72.00	10/09/15	216	(2,916)
Merck & Co., Inc.	Call	USD	57.00	10/09/15	123	(615)
Mobileye NV	Call	USD	57.00	10/09/15	188	(9,400)
Pioneer Natural Resources Co.	Call	USD	121.00	10/09/15	110	(41,800)
Union Pacific Corp.	Call	USD	88.00	10/09/15	176	(29,480)
Vipshop Holdings Ltd. — ADR	Call	USD	20.00	10/09/15	604	(9,060)
Abbott Laboratories	Call	USD	45.00	10/16/15	588	(2,940)
AbbVie, Inc.	Call	USD	62.50	10/16/15	52	(520)
Adobe Systems, Inc.	Call	USD	85.00	10/16/15	183	(18,849)
Alibaba Group Holding Ltd. — ADR	Call	USD	75.00	10/16/15	129	(257)
Altria Group, Inc.	Call	USD	55.00	10/16/15	168	(12,600)
Amazon.com, Inc.	Call	USD	525.00	10/16/15	54	(48,465)
American Airlines Group, Inc.	Call	USD	44.00	10/16/15	310	(3,410)
Assured Guaranty Ltd.	Call	USD	27.00	10/16/15	820	(21,730)
Autodesk, Inc.	Call	USD	50.00	10/16/15	337	(4,718)
Becton Dickinson and Co.	Call	USD	140.00	10/16/15	235	(7,050)
Boston Scientific Corp.	Call	USD	18.00	10/16/15	900	(2,700)
Bristol-Myers Squibb Co.	Call	USD	62.50	10/16/15	94	(6,345)
Citigroup, Inc.	Call	USD	55.00	10/16/15	446	(4,906)
Concho Resources, Inc.	Call	USD	111.50	10/16/15	210	(10,887)
Credicorp Ltd.	Call	USD	120.00	10/16/15	113	(1,130)
Crown Holdings, Inc.	Call	USD	50.00	10/16/15	420	(12,600)
Delphi Automotive PLC	Call	USD	80.00	10/16/15	160	(8,000)
Discover Financial Services	Call	USD	57.50	10/16/15	290	(2,900)
Eli Lilly & Co.	Call	USD	87.50	10/16/15	164	(12,300)
EOG Resources, Inc.	Call	USD	80.00	10/16/15	64	(3,424)
Facebook, Inc., Class A	Call	USD	94.50	10/16/15	120	(9,480)
Facebook, Inc., Class A	Call	USD	95.00	10/16/15	115	(7,590)
Google, Inc., Class A	Call	USD	675.00	10/16/15	16	(10,320)
Google, Inc., Class C	Call	USD	635.00	10/16/15	25	(20,375)
Hartford Financial Services Group, Inc.	Call	USD	47.00	10/16/15	330	(18,315)
Hortonworks, Inc.	Call	USD	25.00	10/16/15	50	(875)
Las Vegas Sands Corp.	Call	USD	50.00	10/16/15	71	(106)
Las Vegas Sands Corp.	Call	USD	52.50	10/16/15	120	(540)
Lowe’s Cos., Inc.	Call	USD	72.50	10/16/15	377	(7,163)
Lumentum Holdings, Inc.	Call	USD	20.00	10/16/15	140	(4,200)
Merck & Co., Inc.	Call	USD	55.00	10/16/15	63	(346)
Micron Technology, Inc.	Call	USD	18.00	10/16/15	900	(13,950)
Mondelez International, Inc., Class A	Call	USD	44.00	10/16/15	650	(21,125)
Roper Industries, Inc.	Call	USD	165.00	10/16/15	118	(4,130)
Royal Bank Of Canada	Call	CAD	74.00	10/16/15	800	(68,040)
St. Jude Medical, Inc.	Call	USD	70.00	10/16/15	239	(1,792)
UnitedHealth Group, Inc.	Call	USD	120.00	10/16/15	116	(20,822)
Valeant Pharmaceuticals International, Inc.	Call	USD	230.00	10/16/15	145	(2,174)
Vipshop Holdings Ltd. — ADR	Call	USD	23.00	10/16/15	125	(1,875)
WisdomTree Investments, Inc.	Call	USD	20.00	10/16/15	250	(3,750)
AbbVie, Inc.	Call	USD	62.50	10/23/15	165	(2,475)
Alibaba Group Holding Ltd. — ADR	Call	USD	70.00	10/23/15	210	(3,045)
Altria Group, Inc.	Call	USD	56.00	10/23/15	197	(10,934)
American Airlines Group, Inc.	Call	USD	45.50	10/23/15	400	(5,800)
Citigroup, Inc.	Call	USD	52.50	10/23/15	462	(24,486)
Comcast Corp., Class A	Call	USD	58.50	10/23/15	324	(22,032)
Eastman Chemical Co.	Call	USD	75.50	10/23/15	185	(1,956)
Eli Lilly & Co.	Call	USD	89.00	10/23/15	56	(4,816)
EOG Resources, Inc.	Call	USD	82.00	10/23/15	64	(3,104)
Facebook, Inc., Class A	Call	USD	95.00	10/23/15	34	(4,250)
Google, Inc., Class C	Call	USD	642.50	10/23/15	39	(37,830)
Hartford Financial Services Group, Inc.	Call	USD	46.50	10/23/15	161	(15,859)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
MasterCard, Inc., Class A	Call	USD	91.50	10/23/15	202	$(31,512)
MasterCard, Inc., Class A	Call	USD	94.00	10/23/15	177	(12,656)
McDonald’s Corp.	Call	USD	99.50	10/23/15	150	(25,500)
Merck & Co., Inc.	Call	USD	54.50	10/23/15	325	(3,412)
Pioneer Natural Resources Co.	Call	USD	132.00	10/23/15	110	(17,875)
United Rentals, Inc.	Call	USD	70.00	10/23/15	108	(4,860)
UnitedHealth Group, Inc.	Call	USD	123.00	10/23/15	116	(15,776)
Valeant Pharmaceuticals International, Inc.	Call	USD	257.50	10/23/15	131	(28,165)
Vipshop Holdings Ltd. — ADR	Call	USD	19.50	10/23/15	480	(13,200)
Vodafone Group PLC — ADR	Call	USD	36.50	10/23/15	390	(5,460)
Hortonworks, Inc.	Call	USD	23.00	10/26/15	575	(34,500)
Alibaba Group Holding Ltd. — ADR	Call	USD	67.00	10/30/15	210	(14,385)
Best Buy Co., Inc.	Call	USD	39.00	10/30/15	213	(12,141)
Celgene Corp.	Call	USD	126.00	10/30/15	13	(559)
Eli Lilly & Co.	Call	USD	85.50	10/30/15	56	(12,488)
EOG Resources, Inc.	Call	USD	75.00	10/30/15	115	(27,772)
Facebook, Inc., Class A	Call	USD	97.50	10/30/15	115	(16,675)
Google, Inc., Class A	Call	USD	670.00	10/30/15	16	(20,560)
McDonald’s Corp.	Call	USD	100.00	10/30/15	150	(25,875)
Medtronic PLC	Call	USD	72.50	10/30/15	155	(4,108)
Merck & Co., Inc.	Call	USD	54.00	10/30/15	37	(1,092)
Union Pacific Corp.	Call	USD	91.00	10/30/15	77	(12,975)
UnitedHealth Group, Inc.	Call	USD	124.00	10/30/15	26	(3,614)
Vodafone Group PLC — ADR	Call	USD	34.50	10/30/15	360	(7,200)
Walt Disney Co.	Call	USD	103.00	10/30/15	213	(50,907)
Public Service Enterprise Group, Inc.	Call	USD	40.65	11/03/15	650	(134,638)
Altria Group, Inc.	Call	USD	56.50	11/06/15	101	(7,272)
American Airlines Group, Inc.	Call	USD	42.50	11/06/15	308	(23,100)
Best Buy Co., Inc.	Call	USD	37.00	11/06/15	415	(63,910)
Bristol-Myers Squibb Co.	Call	USD	63.50	11/06/15	440	(51,920)
Celgene Corp.	Call	USD	120.00	11/06/15	138	(20,700)
Citigroup, Inc.	Call	USD	52.00	11/06/15	738	(67,896)
Comcast Corp., Class A	Call	USD	58.00	11/06/15	324	(47,142)
Hartford Financial Services Group, Inc.	Call	USD	47.00	11/06/15	165	(20,295)
MasterCard, Inc., Class A	Call	USD	92.00	11/06/15	211	(47,264)
Medtronic PLC	Call	USD	70.50	11/06/15	149	(11,994)
Pioneer Natural Resources Co.	Call	USD	130.00	11/06/15	18	(6,030)
Shire PLC — ADR	Call	USD	225.00	11/06/15	72	(27,360)
Vodafone Group PLC — ADR	Call	USD	34.50	11/06/15	470	(11,985)
Adobe Systems, Inc.	Call	USD	82.50	11/20/15	145	(48,575)
Best Buy Co., Inc.	Call	USD	38.00	11/20/15	328	(54,940)
Boston Scientific Corp.	Call	USD	18.00	11/20/15	850	(18,700)
Celgene Corp.	Call	USD	120.00	11/20/15	138	(29,739)
Concho Resources, Inc.	Call	USD	115.00	11/20/15	220	(29,700)
Credicorp Ltd.	Call	USD	110.00	11/20/15	137	(52,060)
Delphi Automotive PLC	Call	USD	80.00	11/20/15	160	(28,800)
Hortonworks, Inc.	Call	USD	25.00	11/20/15	1,066	(90,610)
LendingClub Corp.	Call	USD	15.00	11/20/15	625	(23,438)
Roper Industries, Inc.	Call	USD	165.00	11/20/15	204	(48,960)
Shire PLC — ADR	Call	USD	225.00	11/20/15	72	(37,440)
St. Jude Medical, Inc.	Call	USD	70.00	11/20/15	238	(14,875)
Walt Disney Co.	Call	USD	105.00	11/20/15	213	(58,575)
WisdomTree Investments, Inc.	Call	USD	21.00	11/20/15	300	(5,250)
Total						$(2,359,773)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	10/01/15	GBP	0.84	2,252,500	$(34)
Novartis AG	Call	Morgan Stanley & Co. International PLC	10/02/15	CHF	100.60	32,000	—
Societe Generale SA	Call	Bank of America N.A.	10/02/15	EUR	48.11	37,000	—
TransUnion	Call	Morgan Stanley & Co. International PLC	10/02/15	USD	26.14	56,000	(1,766)
Charles River Laboratories International, Inc.	Call	Barclays Bank PLC	10/05/15	USD	76.00	40,000	—

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Adecco SA	Call	Morgan Stanley & Co. International PLC	10/06/15	CHF	79.47	25,000	$(13)
Daimler AG	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	82.93	30,000	(22)
Macquarie Infrastructure Corp.	Call	Morgan Stanley & Co. International PLC	10/06/15	USD	84.05	20,000	(608)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	5.43	80,000	(324)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/06/15	USD	41.49	19,600	(18,550)
SABMiller PLC	Call	Goldman Sachs International	10/06/15	GBP	33.73	38,000	(215,983)
Schneider Electric SE	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	62.28	21,300	—
St. Jude Medical, Inc.	Call	Morgan Stanley & Co. International PLC	10/06/15	USD	72.88	10,000	—
Statoil ASA	Call	Deutsche Bank AG	10/06/15	NOK	131.99	11,000	(436)
Sumitomo Mitsui Financial Group, Inc.	Call	BNP Paribas S.A.	10/06/15	JPY	4,940.99	65,700	(5,615)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/07/15	GBP	5.63	27,500	(6,690)
CRRC Corp. Ltd., Class H	Call	UBS AG	10/07/15	HKD	9.89	1,064,000	(61,534)
Hermes Microvision, Inc.	Call	BNP Paribas S.A.	10/07/15	TWD	1,285.74	18,000	(21,427)
Lloyds Banking Group PLC	Call	UBS AG	10/07/15	GBP	0.78	1,085,200	(3,942)
Nintendo Co. Ltd.	Call	Goldman Sachs International	10/07/15	JPY	24,055.65	13,600	(28)
Panasonic Corp.	Call	BNP Paribas S.A.	10/07/15	JPY	1,335.41	64,100	(2,238)
Platform Specialty Products Corp.	Call	Citibank N.A.	10/07/15	USD	23.97	60,000	(1)
Prudential PLC	Call	UBS AG	10/07/15	GBP	14.35	92,200	(10,434)
Samsonite International SA	Call	UBS AG	10/07/15	HKD	25.17	463,200	(34,997)
SMC Corp.	Call	Goldman Sachs International	10/07/15	JPY	30,096.49	5,900	(34)
Hain Celestial Group, Inc.	Call	Credit Suisse International	10/08/15	USD	62.89	54,000	(6)
New Relic, Inc.	Call	Morgan Stanley & Co. International PLC	10/08/15	USD	33.59	33,000	(149,437)
Infineon Technologies AG	Call	Deutsche Bank AG	10/09/15	EUR	10.20	156,000	(36,443)
PPL Corp.	Call	Goldman Sachs International	10/09/15	USD	33.36	68,000	(14,054)
BankUnited, Inc.	Call	Citibank N.A.	10/12/15	USD	33.91	14,600	(28,383)
BankUnited, Inc.	Call	Deutsche Bank AG	10/12/15	USD	37.54	33,000	(2,392)
Boston Scientific Corp.	Call	Citibank N.A.	10/12/15	USD	17.80	47,600	(1,924)
Kennedy-Wilson Holdings, Inc.	Call	Credit Suisse International	10/12/15	USD	25.50	31,000	(27)
NH Hotel Group SA	Call	Goldman Sachs International	10/13/15	EUR	5.49	75,000	(1,424)
BAE Systems PLC	Call	UBS AG	10/14/15	GBP	4.48	209,800	(32,045)
Daimler AG	Call	Morgan Stanley & Co. International PLC	10/14/15	EUR	74.77	21,100	(3,289)
Largan Precision Co. Ltd.	Call	BNP Paribas S.A.	10/14/15	TWD	2,892.27	36,000	(28,082)
Novartis AG	Call	UBS AG	10/14/15	CHF	96.26	16,100	(3,779)
Panasonic Corp.	Call	Morgan Stanley & Co. International PLC	10/14/15	JPY	1,318.13	190,100	(22,017)
Platform Specialty Products Corp.	Call	Citibank N.A.	10/14/15	USD	18.98	27,000	—
Platform Specialty Products Corp.	Call	Goldman Sachs International	10/14/15	USD	25.08	30,000	—
Schneider Electric SE	Call	Deutsche Bank AG	10/14/15	EUR	57.65	26,900	(801)
Statoil ASA	Call	Bank of America N.A.	10/14/15	NOK	123.69	55,100	(23,145)
Unibail-Rodamco SE — REIT	Call	Bank of America N.A.	10/14/15	EUR	233.25	12,200	(68,616)
Vivendi SA	Call	UBS AG	10/14/15	EUR	21.88	203,400	(54,409)
AIA Group Ltd.	Call	Bank of America N.A.	10/15/15	HKD	43.33	526,000	(16,216)
Aramark	Call	Citibank N.A.	10/15/15	USD	32.24	15,000	(985)
AXA SA	Call	UBS AG	10/15/15	EUR	22.18	70,400	(29,866)
FirstEnergy Corp.	Call	Goldman Sachs International	10/15/15	USD	32.91	44,000	(3,340)
Koninklijke Philips NV	Call	UBS AG	10/15/15	EUR	23.26	78,000	(2,954)
Nordea Bank AB	Call	UBS AG	10/15/15	SEK	107.53	150,500	(563)
Unilever PLC	Call	Bank of America N.A.	10/15/15	GBP	26.67	61,500	(74,084)
New Relic, Inc.	Call	Citibank N.A.	10/19/15	USD	35.58	33,300	(97,346)
New Relic, Inc.	Call	Citibank N.A.	10/19/15	USD	36.15	20,000	(50,057)
Charles River Laboratories International, Inc.	Call	Goldman Sachs International	10/20/15	USD	71.90	32,000	(3,701)
Sensata Technologies Holding NV	Call	Citibank N.A.	10/20/15	USD	49.04	20,000	(1,556)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/21/15	GBP	5.72	38,000	(10,289)
Public Service Enterprise Group, Inc.	Call	Morgan Stanley & Co. International PLC	10/21/15	USD	40.13	20,600	(47,982)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	10/22/15	GBP	17.55	112,000	(104,900)
Eni SpA	Call	UBS AG	10/22/15	EUR	15.56	121,000	(12,960)
Infineon Technologies AG	Call	Deutsche Bank AG	10/22/15	EUR	10.08	179,000	(81,451)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	10/22/15	ZAR	1,770.24	37,000	(176,720)
NH Hotel Group SA	Call	UBS AG	10/22/15	EUR	5.13	86,000	(4,101)
Nintendo Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/22/15	JPY	24,341.20	12,300	(5,660)
Roche Holding AG	Call	UBS AG	10/22/15	CHF	268.28	9,200	(35,232)

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
SoftBank Group Corp.	Call	Morgan Stanley & Co. International PLC	10/22/15	JPY	6,577.41	44,600	$(1,496)
TransUnion	Call	Morgan Stanley & Co. International PLC	10/22/15	USD	26.14	56,000	(32,291)
PPL Corp.	Call	UBS AG	10/23/15	USD	30.36	68,000	(174,103)
Delphi Automotive PLC	Call	Deutsche Bank AG	10/26/15	USD	75.75	37,000	(103,705)
Anheuser-Busch InBev NV	Call	Bank of America N.A.	10/27/15	EUR	96.27	29,000	(132,656)
AstraZeneca PLC	Call	Bank of America N.A.	10/27/15	GBP	44.19	22,000	(19,453)
AXA SA	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	23.08	71,000	(21,757)
BAE Systems PLC	Call	Deutsche Bank AG	10/27/15	GBP	4.64	175,000	(8,605)
Crest Nicholson Holdings PLC	Call	UBS AG	10/27/15	GBP	5.99	38,000	(5,801)
Diageo PLC	Call	Bank of America N.A.	10/27/15	GBP	17.77	93,500	(77,345)
Galp Energia SGPS SA	Call	UBS AG	10/27/15	EUR	9.16	56,000	(14,931)
Kennedy-Wilson Holdings, Inc.	Call	Deutsche Bank AG	10/27/15	USD	24.24	50,000	(4,794)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	GBP	0.79	572,500	(9,417)
Nestle SA	Call	UBS AG	10/27/15	CHF	75.07	36,000	(39,956)
New Relic, Inc.	Call	Citibank N.A.	10/27/15	USD	36.15	20,000	(54,305)
New Relic, Inc.	Call	Morgan Stanley & Co. International PLC	10/27/15	USD	33.27	32,800	(164,178)
Samsonite International SA	Call	Bank of America N.A.	10/27/15	HKD	25.07	82,200	(11,350)
Telefonica Deutschland Holding AG	Call	Goldman Sachs International	10/27/15	EUR	5.74	250,000	(17,097)
Unilever PLC	Call	Bank of America N.A.	10/27/15	GBP	26.19	12,500	(24,310)
NH Hotel Group SA	Call	UBS AG	10/28/15	EUR	5.01	142,300	(17,586)
Platform Specialty Products Corp.	Call	Goldman Sachs International	10/28/15	USD	20.60	66,000	(11)
BankUnited, Inc.	Call	Morgan Stanley & Co. International PLC	10/29/15	USD	35.87	50,000	(40,482)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	GBP	5.69	19,000	(6,489)
Koninklijke Philips NV	Call	Deutsche Bank AG	10/29/15	EUR	23.67	42,900	(4,399)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	GBP	0.77	734,000	(15,910)
Adobe Systems, Inc.	Call	Credit Suisse International	10/30/15	USD	85.99	18,300	(26,319)
Assured Guaranty Ltd.	Call	Deutsche Bank AG	10/30/15	USD	26.25	33,000	(23,923)
Carnival Corp.	Call	Credit Suisse International	10/30/15	USD	52.30	37,000	(28,753)
Hortonworks, Inc.	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	25.18	48,000	(10,617)
Lowe’s Cos., Inc.	Call	Citibank N.A.	10/30/15	USD	71.13	37,600	(31,475)
Mondelez International, Inc., Class A	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	43.86	65,000	(46,584)
Aramark	Call	Citibank N.A.	11/02/15	USD	32.31	48,000	(11,763)
Assured Guaranty Ltd.	Call	Credit Suisse International	11/03/15	USD	26.74	33,000	(21,030)
Crown Holdings, Inc.	Call	Citibank N.A.	11/03/15	USD	50.56	55,000	(12,586)
Kennedy Wilson Europe Real Estate PLC	Call	Morgan Stanley & Co. International PLC	11/03/15	GBP	11.87	15,000	(678)
SABMiller PLC	Call	Morgan Stanley & Co. International PLC	11/03/15	GBP	30.78	45,000	(469,330)
Statoil ASA	Call	Deutsche Bank AG	11/03/15	NOK	129.09	75,000	(23,838)
Adecco SA	Call	Deutsche Bank AG	11/04/15	CHF	72.72	25,000	(46,039)
Anheuser-Busch InBev NV	Call	Goldman Sachs International	11/04/15	EUR	96.97	12,100	(50,811)
AstraZeneca PLC	Call	Bank of America N.A.	11/04/15	GBP	43.11	10,000	(12,086)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	44.03	22,300	(21,076)
Crest Nicholson Holdings PLC	Call	Goldman Sachs International	11/04/15	GBP	5.46	102,000	(58,852)
CRRC Corp. Ltd., Class H	Call	UBS AG	11/04/15	HKD	10.21	1,275,000	(122,073)
Hermes Microvision, Inc.	Call	Citibank N.A.	11/04/15	TWD	1,242.68	22,000	(84,321)
Lloyds Banking Group PLC	Call	Goldman Sachs International	11/04/15	GBP	0.76	572,500	(16,620)
NH Hotel Group SA	Call	Goldman Sachs International	11/04/15	EUR	4.90	50,000	(8,607)
NH Hotel Group SA	Call	Goldman Sachs International	11/04/15	EUR	5.16	85,000	(7,653)
Nordea Bank AB	Call	Bank of America N.A.	11/04/15	SEK	98.40	118,000	(21,131)
Nordea Bank AB	Call	UBS AG	11/04/15	SEK	96.16	27,000	(6,505)
Samsonite International SA	Call	Bank of America N.A.	11/04/15	HKD	26.78	234,000	(15,533)
SMC Corp.	Call	BNP Paribas S.A.	11/04/15	JPY	27,224.34	4,900	(34,200)
Sumitomo Mitsui Financial Group, Inc.	Call	BNP Paribas S.A.	11/04/15	JPY	4,720.11	57,000	(67,173)
Telefonica Deutschland Holding AG	Call	Morgan Stanley & Co. International PLC	11/04/15	EUR	5.45	255,000	(54,169)
Unibail-Rodamco SE — REIT	Call	Bank of America N.A.	11/04/15	EUR	235.43	3,800	(26,916)
Unibail-Rodamco SE — REIT	Call	Deutsche Bank AG	11/04/15	EUR	230.51	6,500	(67,664)
Unilever PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	26.63	61,500	(96,916)
BankUnited, Inc.	Call	Citibank N.A.	11/05/15	USD	37.19	29,400	(11,429)
FirstEnergy Corp.	Call	Goldman Sachs International	11/05/15	USD	32.25	44,000	(16,419)
Prudential PLC	Call	Goldman Sachs International	11/05/15	GBP	13.66	90,000	(87,371)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	11/06/15	GBP	5.88	40,000	(10,274)
Eni SpA	Call	UBS AG	11/06/15	EUR	15.71	121,000	(12,595)

SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Nestle SA	Call	Deutsche Bank AG	11/06/15	CHF	75.55	36,000	$(33,335)
New Relic, Inc.	Call	Deutsche Bank AG	11/06/15	USD	38.55	23,500	(36,860)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	11/06/15	CHF	18.54	109,000	(50,328)
Abbott Laboratories	Call	Citibank N.A.	11/09/15	USD	43.57	17,800	(6,673)
Boston Scientific Corp.	Call	Deutsche Bank AG	11/09/15	USD	16.41	164,000	(122,314)
Hain Celestial Group, Inc.	Call	Morgan Stanley & Co. International PLC	11/09/15	USD	61.20	44,000	(8,303)
Macquarie Infrastructure Corp.	Call	UBS AG	11/09/15	USD	82.31	24,000	(9,834)
Sensata Technologies Holding NV	Call	Deutsche Bank AG	11/09/15	USD	44.97	42,000	(60,529)
St. Jude Medical, Inc.	Call	Citibank N.A.	11/09/15	USD	73.83	22,500	(5,091)
Crest Nicholson Holdings PLC	Call	Goldman Sachs International	11/10/15	GBP	5.46	102,000	(61,347)
FANUC Corp.	Call	Morgan Stanley & Co. International PLC	11/10/15	JPY	18,861.94	20,000	(103,801)
Kennedy-Wilson Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	11/10/15	USD	25.19	50,000	(3,933)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	11/10/15	EUR	5.15	85,000	(8,413)
Samsonite International SA	Call	Bank of America N.A.	11/10/15	HKD	25.04	128,700	(21,805)
Societe Generale SA	Call	Bank of America N.A.	11/10/15	EUR	39.98	43,000	(97,473)
TransUnion	Call	Deutsche Bank AG	11/10/15	USD	25.74	11,800	(13,725)
AstraZeneca PLC	Call	Bank of America N.A.	11/11/15	GBP	42.57	47,000	(82,670)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	11/12/15	EUR	8.89	90,000	(43,015)
Novartis AG	Call	Goldman Sachs International	11/12/15	CHF	91.35	4,800	(11,027)
Roche Holding AG	Call	UBS AG	11/12/15	CHF	254.94	7,600	(79,434)
Industrial & Commercial Bank of China Ltd., Class H	Call	Citibank N.A.	11/13/15	HKD	4.67	4,622,000	(83,393)
Mitsui Fudosan Co. Ltd.	Call	UBS AG	11/13/15	JPY	3,292.10	87,000	(117,594)
Eastman Chemical Co.	Call	Citibank N.A.	11/16/15	USD	74.83	17,000	(9,438)
Aramark	Call	Credit Suisse International	11/17/15	USD	32.06	49,000	(20,947)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	11/18/15	GBP	5.64	101,800	(48,478)
FirstEnergy Corp.	Call	Credit Suisse International	11/18/15	USD	32.03	75,000	(43,121)
Telefonica Deutschland Holding AG	Call	Morgan Stanley & Co. International PLC	11/18/15	EUR	5.57	206,000	(34,067)
BankUnited, Inc.	Call	Credit Suisse International	11/19/15	USD	36.11	33,000	(30,419)
Element Financial Corp.	Call	Credit Suisse International	11/19/15	CAD	18.72	78,000	(35,471)
PPL Corp.	Call	Citibank N.A.	11/19/15	USD	32.30	13,300	(14,722)
SoftBank Group Corp.	Call	Goldman Sachs International	11/19/15	JPY	5,593.91	46,000	(77,260)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	11/19/15	CHF	18.54	109,000	(60,797)
Kennedy-Wilson Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	11/24/15	USD	24.99	35,000	(5,510)
Eastman Chemical Co.	Call	Citibank N.A.	11/30/15	USD	72.95	18,400	(13,643)
Sensata Technologies Holding NV	Call	Credit Suisse International	11/30/15	USD	44.91	30,500	(57,130)
Industrial & Commercial Bank of China Ltd., Class H	Call	Citibank N.A.	12/01/15	HKD	4.48	4,622,000	(137,699)
Mitsui Fudosan Co. Ltd.	Call	Goldman Sachs International	12/01/15	JPY	3,467.50	87,000	(89,774)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	12/01/15	EUR	4.78	110,000	(31,013)
Crest Nicholson Holdings PLC	Call	Bank of America N.A.	12/03/15	GBP	5.89	40,000	(10,235)
Kennedy-Wilson Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	12/08/15	USD	22.93	48,000	(40,769)
Element Financial Corp.	Call	Credit Suisse International	12/09/15	CAD	18.72	78,000	(44,924)
Total							$(6,146,982)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$794,221	—	$794,221
Belgium	—	8,004,254	—	8,004,254
British Virgin Islands	$12,806,782	—	—	12,806,782
Canada	11,951,706	—	—	11,951,706
China	8,685,102	5,424,948	—	14,110,050
France	—	37,753,380	—	37,753,380
Germany	—	21,507,294	—	21,507,294
Hong Kong	—	19,211,416	—	19,211,416
India	5,649,671	9,739,142	—	15,388,813
Indonesia	—	6,526,035	—	6,526,035
Ireland	5,307,248	7,891,575	—	13,198,823
Italy	—	6,926,107	—	6,926,107
Japan	—	47,245,897	—	47,245,897
Netherlands	—	7,240,192	—	7,240,192
New Zealand	—	3,382,918	—	3,382,918
Norway	—	6,472,533	—	6,472,533
Peru	4,847,782	—	—	4,847,782
Portugal	4,588,619	—	—	4,588,619
South Africa	—	8,378,123	—	8,378,123
Spain	—	24,271,183	—	24,271,183
Sweden	—	5,991,697	—	5,991,697
Switzerland	7,337,957	33,617,223	—	40,955,180
Taiwan	5,053,527	2,746,170	—	7,799,697
United Kingdom	22,151,528	70,743,978	5,796,919	98,692,425
United States	481,798,538	5,393,632	4,176,329	491,368,499
Investment Companies	5,207,118	—	—	5,207,118
Preferred Stocks	—	—	21,405,518	21,405,518
Short-Term Securities	25,328,135	—	—	25,328,135

Total	$600,713,713	$339,261,918	$31,378,766	$971,354,397

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,177,785)	$(6,328,960)		$(8,506,755)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets in which the fair value approximates the carrying amount for financialreporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$28,706	—	—	$28,706
Foreign currency at value	1,752,453	—	—	1,752,453

Total	$1,781,159	—	—	$1,781,159

Transfers between Level 1 and Level 2 were as follow:
	Transfers into Level 1[1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2[1]
Assets:
Investments:
Long-Term Investments:
Common Stocks	6,037,361	(11,361,159)	11,361,159	(6,037,361)

SEPTEMBER 30, 2015	9

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$10,140,910	$14,907,869	$25,048,779
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(167,662)	6,497,649	6,329,987
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2015	$9,973,248	$21,405,518	$31,378,766

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015	$(167,662)	$6,497,649	$6,329,987

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$9,973,248	Market Comparable Companies	Tangible Book Value Multiple[1]	1.60x-2.10x
Preferred Stocks	21,045,518	Probability-Weighted Expected Return Model	Years to IPO[2]	1-3
			Revenue Growth Rate[1]	86.44%
			IPO Exit Probability[1]	70.00%
			Projected Revenue Multiple [1]	1.43x-3.28x
			Discount Rate [1]	25.00%
		Market Comparable Companies	Net Revenue Multiple[1]	24.75x
			Net Revenue Growth Rate[1]	372.8%
			Projected Revenue Multiple[1]	21.0x
			Compounded Annual Revenue Growth Rate[1]	94.00%
Total	$31,018,766

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

10	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date:	November 23, 2015